Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.49%(b)
Communication Services-3.74%
Bharti Airtel Ltd.	310,224	$3,356,505
Indus Towers Ltd.(c)	112,135	234,499
Info Edge India Ltd.	10,259	572,155
Sun TV Network Ltd.	13,239	87,177
Tata Communications Ltd.	15,293	333,969
Zee Entertainment Enterprises Ltd.	111,387	328,207
		4,912,512
Consumer Discretionary-10.92%
Bajaj Auto Ltd.	9,114	546,449
Balkrishna Industries Ltd.	10,821	334,482
Bata India Ltd.	8,596	181,475
Bharat Forge Ltd.	33,803	382,812
Bosch Ltd.	1,165	268,702
Dixon Technologies India Ltd.(d)	4,793	240,207
Eicher Motors Ltd.	18,646	762,967
Exide Industries Ltd.	61,646	187,077
Hero MotoCorp Ltd.	17,538	683,129
Indian Hotels Co. Ltd. (The)	111,157	533,967
Jubilant Foodworks Ltd.	48,620	282,857
Mahindra & Mahindra Ltd.	125,718	2,254,857
Maruti Suzuki India Ltd.	17,731	2,117,135
MRF Ltd.	349	436,867
Page Industries Ltd.	762	350,248
Relaxo Footwears Ltd.	9,696	111,532
Samvardhana Motherson International Ltd.	320,497	383,044
Sona Blw Precision Forgings Ltd.(d)	47,449	328,889
Titan Co. Ltd.	55,892	2,041,397
Trent Ltd.	24,360	520,409
Tube Investments of India Ltd.	13,460	503,911
TVS Motor Co. Ltd.	31,729	531,088
UNO Minda Ltd.	22,477	162,643
Vedant Fashions Ltd.	8,153	125,469
Whirlpool of India Ltd.(c)	4,083	72,440
		14,344,053
Consumer Staples-8.88%
Britannia Industries Ltd.	15,981	931,468
Colgate-Palmolive (India) Ltd.	17,830	437,768
Dabur India Ltd.	77,631	543,284
Emami Ltd.	28,002	157,597
Hindustan Unilever Ltd.	118,666	3,694,645
ITC Ltd.	399,740	2,263,365
Marico Ltd.	69,619	474,475
Nestle India Ltd.	4,812	1,319,491
Patanjali Foods Ltd.	12,684	205,260
Tata Consumer Products Ltd.	81,783	854,434
United Breweries Ltd.	9,257	173,353
Varun Beverages Ltd.	62,555	611,793
		11,666,933
Energy-13.15%
Bharat Petroleum Corp. Ltd.	134,079	615,387
Coal India Ltd.	304,390	848,419
Hindustan Petroleum Corp. Ltd.	81,532	279,939
Indian Oil Corp. Ltd.	550,497	627,475
Oil & Natural Gas Corp. Ltd.	520,599	1,120,650
Oil India Ltd.	44,522	149,239
Petronet LNG Ltd.	100,729	286,026
Reliance Industries Ltd.	430,502	13,343,148
		17,270,283
	Shares	Value
Financials-15.87%
AU Small Finance Bank Ltd.(d)	43,895	$389,511
Axis Bank Ltd.	304,885	3,535,978
Bajaj Finance Ltd.	32,757	2,907,472
Bajaj Finserv Ltd.	51,284	996,577
Bajaj Holdings & Investment Ltd.	3,579	328,250
Cholamandalam Investment and Finance Co. Ltd.	54,000	743,274
Federal Bank Ltd.	231,853	382,387
General Insurance Corp. of India(c)(d)	13,093	32,673
HDFC Asset Management Co. Ltd.(d)	13,498	415,860
HDFC Life Insurance Co. Ltd.(d)	132,387	1,041,165
ICICI Bank Ltd.	210,661	2,556,913
ICICI Lombard General Insurance Co. Ltd.(d)	32,326	544,539
Indian Bank	26,527	111,883
Jio Financial Services Ltd.(c)	430,502	1,370,561
Kotak Mahindra Bank Ltd.	13,369	301,770
L&T Finance Holdings Ltd.	112,617	180,601
LIC Housing Finance Ltd.	40,449	205,273
Mahindra & Mahindra Financial Services Ltd.	79,524	287,596
Muthoot Finance Ltd.	14,366	235,868
Nippon Life India Asset Management Ltd.(d)	21,932	84,343
Piramal Enterprises Ltd.	16,954	208,553
Power Finance Corp. Ltd.	156,038	495,914
REC Ltd.	167,524	413,368
SBI Cards & Payment Services Ltd.	38,909	404,636
Shriram Finance Ltd.	37,532	863,888
State Bank of India	239,738	1,807,754
		20,846,607
Health Care-6.27%
Alkem Laboratories Ltd.	3,305	159,878
Apollo Hospitals Enterprise Ltd.	13,322	837,954
Aurobindo Pharma Ltd.	35,610	355,997
Biocon Ltd.	61,041	190,807
Cipla Ltd.	68,680	981,158
Divi’s Laboratories Ltd.	17,123	767,018
Dr Lal PathLabs Ltd.(d)	4,683	132,453
Dr. Reddy’s Laboratories Ltd.	16,240	1,113,706
GlaxoSmithKline Pharmaceuticals Ltd.	5,685	96,498
Glenmark Pharmaceuticals Ltd.	20,238	193,857
Ipca Laboratories Ltd.	18,343	194,807
Laurus Labs Ltd.(d)	52,091	222,934
Lupin Ltd.	32,263	386,554
Sun Pharmaceutical Industries Ltd.	146,013	2,029,833
Torrent Pharmaceuticals Ltd.	13,063	318,099
Zydus Lifesciences Ltd.	34,056	261,790
		8,243,343
Industrials-8.76%
ABB India Ltd.	7,121	394,176
Adani Enterprises Ltd.	47,075	1,426,408
Adani Ports & Special Economic Zone Ltd.	112,806	1,066,839
Ashok Leyland Ltd.	192,393	430,405
Astral Ltd.	15,976	382,527
Bharat Electronics Ltd.	479,734	762,337
Bharat Heavy Electricals Ltd.	172,240	217,895
Container Corp. of India Ltd.	36,877	311,475
Cummins India Ltd.	18,133	433,909
Havells India Ltd.	32,290	523,734
Hindustan Aeronautics Ltd.(d)	12,737	613,476
Indian Railway Catering & Tourism Corp. Ltd.	40,395	314,644
L&T Technology Services Ltd.(d)	3,537	173,574
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Larsen & Toubro Ltd.	92,334	$3,010,134
Polycab India Ltd.	6,405	375,101
Schaeffler India Ltd.	5,435	206,222
Siemens Ltd.	11,948	578,597
Voltas Ltd.	30,792	292,051
		11,513,504
Information Technology-15.12%
Coforge Ltd.	5,628	321,858
HCL Technologies Ltd.	141,912	1,926,754
Honeywell Automation India Ltd.	286	149,498
Infosys Ltd.	468,979	7,730,146
LTIMindtree Ltd.(d)	12,317	732,539
Mphasis Ltd.	10,924	304,807
Oracle Financial Services Software Ltd.	3,088	145,899
Persistent Systems Ltd.	6,728	388,066
Tata Consultancy Services Ltd.	136,601	5,682,439
Tata Elxsi Ltd.	4,599	400,323
Tech Mahindra Ltd.	81,462	1,104,830
Wipro Ltd.	198,277	976,454
		19,863,613
Materials-12.76%
Aarti Industries Ltd.	26,676	151,626
Ambuja Cements Ltd.	98,211	552,856
APL Apollo Tubes Ltd.	22,943	444,627
Asian Paints Ltd.	60,418	2,480,922
Bayer CropScience Ltd.	1,723	93,195
Berger Paints India Ltd.	32,626	270,691
Castrol India Ltd.	65,087	114,547
Coromandel International Ltd.	14,645	183,301
Dalmia Bharat Ltd.	11,070	262,965
Deepak Nitrite Ltd.	9,954	243,341
Grasim Industries Ltd.	51,445	1,156,795
Gujarat Fluorochemicals Ltd.	5,349	177,092
Hindalco Industries Ltd.	189,179	1,064,019
Hindustan Zinc Ltd.	31,191	122,092
Jindal Steel & Power Ltd.	52,342	425,584
JSW Steel Ltd.	134,097	1,331,616
Kansai Nerolac Paints Ltd.	27,161	110,759
Linde India Ltd.(c)	2,861	173,482
NMDC Ltd.	154,292	219,951
PI Industries Ltd.	10,843	476,664
Pidilite Industries Ltd.	20,430	649,535
Shree Cement Ltd.	1,810	530,539
Solar Industries India Ltd.	3,267	150,962
SRF Ltd.	18,982	500,936
Steel Authority of India Ltd.	194,181	223,341
	Shares		Value
Materials-(continued)
Supreme Industries Ltd.		8,574	$370,069
Tata Steel Ltd.		1,094,564	1,638,877
UltraTech Cement Ltd.		15,349	1,552,307
UPL Ltd.		70,780	537,592
Vedanta Ltd.		164,798	553,008
			16,763,291
Real Estate-0.80%
DLF Ltd.		83,284	525,279
Embassy Office Parks REIT		81,786	310,225
Oberoi Realty Ltd.		15,767	214,617
			1,050,121
Utilities-4.22%
Adani Total Gas Ltd.		37,232	300,441
GAIL (India) Ltd.		353,900	512,463
Gujarat Gas Ltd.		26,987	158,381
Indraprastha Gas Ltd.		47,007	264,672
JSW Energy Ltd.		51,301	180,071
NHPC Ltd.		306,562	191,954
NTPC Ltd.		635,449	1,686,959
Power Grid Corp. of India Ltd.		421,947	1,364,872
Tata Power Co. Ltd. (The)		222,170	639,373
Torrent Power Ltd.		29,028	238,845
			5,538,031
Total Common Stocks & Other Equity Interests (Cost $118,083,839)			132,012,291
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(e)
Consumer Staples-0.01%
Britannia Industries Ltd., Series N3, 5.50%, 06/03/2024 (Cost $6,123)	INR	445,614	5,334
	Shares
Money Market Funds-0.76%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g) (Cost $1,004,093)		1,004,093	1,004,093
TOTAL INVESTMENTS IN SECURITIES-101.26% (Cost $119,094,055)			133,021,718
OTHER ASSETS LESS LIABILITIES-(1.26)%			(1,657,328)
NET ASSETS-100.00%			$131,364,390

See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $4,952,163, which represented 3.77% of the Fund’s Net Assets.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,199,581	$7,718,103	$(7,913,591)	$-	$-	$1,004,093	$30,379

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$130,641,730	$1,370,561	$-	$132,012,291
Non-U.S. Dollar Denominated Bonds & Notes	-	5,334	-	5,334
Money Market Funds	1,004,093	-	-	1,004,093
Total Investments	$131,645,823	$1,375,895	$-	$133,021,718